Note 7 - Operating Activities - Summary of Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Employee salary and benefit expenses, excluding share-based compensation	$ 4,832	$ 6,033	$ 7,396
Share-based compensation expenses	101	377	760
Depreciation	305	340	512
External expenses	5,219	5,166	8,388
Total research and development expenses	$ 10,457	$ 11,916	$ 17,056